CONVERTIBLE NOTE PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTE PAYABLE

13. Convertible Note Payable

In October 2018, the Company issued a convertible note payable in the amount of $1,000,000 in connection with the acquisition of EnP Investments LLC. The convertible note is due on or before September 30, 2023 with 5% interest due per year. At the option of the holder, the Note may be converted into 400,000 shares in the Company’s common stock.

In June 2019, the holder opted to convert $500,000 of the convertible note payable into 200,000 shares of the Company’s common stock.

In April 2020, the Company repaid the remaining principal balance of $500,000 and accrued interest of $13,046.